Note 12 - Financial Information of Parent Company - Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows used in operating activities	$ 4,314	$ (6,482)	$ 2,564
Cash flows from financing activities	0	1,008	0
Net increase/(decrease) in cash, cash equivalents	3,513	(14,234)	2,564
Cash and cash equivalents at beginning of the year	950	15,184	12,620
Cash and cash equivalents at end of the year	4,463	950	15,184
Parent Company [Member]
Cash flows used in operating activities	721	(1,008)	0
Cash flows from financing activities	0	1,008	0
Net increase/(decrease) in cash, cash equivalents	721	0	0
Cash and cash equivalents at beginning of the year	0	0	0
Cash and cash equivalents at end of the year	$ 721	$ 0	$ 0